Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Payroll payable	$ 2,634,049	$ 338,423	$ 2,958,302
Accrued expenses	1,003,369	128,913	630,462
Customer deposits	1,557,500	200,108	1,544,620
Contract liabilities	908,389	116,710	7,530,159	$ 967,476
Other taxes payables	341,424	43,866	64,091
Others			30,670
Total	$ 6,444,731	$ 828,020	$ 12,758,304